NATIONWIDE MUTUAL FUNDS

Nationwide AllianzGI International Growth Fund	Nationwide Emerging Markets Debt Fund
Nationwide American Century Small Cap Income	Nationwide Fund
Fund	Nationwide Geneva Mid Cap Growth Fund
Nationwide Amundi Global High Yield Fund	Nationwide Geneva Small Cap Growth Fund
Nationwide Amundi Strategic Income Fund	Nationwide Global Sustainable Equity Fund
Nationwide Bailard Cognitive Value Fund	Nationwide Government Money Market Fund
Nationwide Bailard International Equities Fund	Nationwide GQG US Quality Equity Fund
Nationwide Bailard Technology & Science Fund	Nationwide Inflation-Protected Securities Fund
Nationwide BNY Mellon Core Plus Bond ESG Fund	Nationwide International Index Fund
(formerly, Nationwide Core Plus Bond Fund)	Nationwide International Small Cap Fund
Nationwide BNY Mellon Disciplined Value Fund	Nationwide Loomis All Cap Growth Fund
(formerly, Nationwide Mellon Disciplined Value	Nationwide Loomis Core Bond Fund
Fund)	Nationwide Loomis Short Term Bond Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund	Nationwide Mid Cap Market Index Fund
(formerly, Nationwide Mellon Dynamic U.S. Core	Nationwide NYSE Arca Tech 100 Index Fund
Fund)	Nationwide S&P 500 Index Fund
Nationwide Bond Fund	Nationwide Small Cap Index Fund
Nationwide Bond Index Fund	Nationwide Small Company Growth Fund
Nationwide Diamond Hill Large Cap Concentrated	Nationwide WCM Focused Small Cap Fund
Fund

Supplement dated May 19, 2022
to the Statement of Additional Information (“SAI”) dated February 28, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide AllianzGI International Growth Fund (the “Fund”)

On May 17, 2022, the U.S. Department of Justice and Securities and Exchange Commission (“SEC”) announced that Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), which currently serves as the Fund’s sub-adviser, agreed to plead guilty to criminal securities fraud in connection with investment management of an AllianzGI U.S. options trading strategy that was marketed and sold to certain institutional investors. As a consequence of the guilty plea and related settlement, AllianzGI U.S. has been immediately disqualified from providing advisory services to U.S. registered investment funds for the next ten years, including the Fund. The SEC announced that it will allow a brief transition period during which AllianzGI U.S. can continue to provide sub-advisory services to U.S. registered investment funds, including the Fund, for up to ten weeks. Nationwide Fund Advisors, the investment adviser for the Fund, is reviewing the situation and will make a recommendation to the Fund’s Board of Trustees in the near future regarding the transition of sub-advisory services for the Fund to another sub-adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE